Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
Note 10 - Commitments and Contingent Liabilities

A.	Pledges and guarantees

1.
The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its indebtedness with banks, as well as floating liens on all of its remaining assets in favor of the banks.

2.
The Company has pledged certain items of its equipment as a guarantee for the implementation of its benefited enterprise. The Company believes it is in compliance with the conditions of the approval (see Note 14A).

3.	The Company has also pledged machines to secure its indebtedness to certain suppliers.

B.	Operating leases and other agreements

1.	The premises occupied by the Parent and Kubatronik are leased under two operating agreements that expire in February 2017 and June 2013, respectively.

2.	The parking area that serves Israeli employees is leased under an operating agreement that expires in December 2012.

3.
The Parent has signed several lease and maintenance agreements for production equipment with suppliers of equipment and software. Of such agreements, the main principal agreement expires in January 2015.

4.	Several production machines are leased by Kubatronik under operating agreements which will expire in June 2014.

5.	The Parent's motor vehicles are leased under operating lease agreements, mainly for three-year terms.

6.	Minimum future payments at December 31, 2011 due under the above agreements over the next five years and thereafter are as follows:

	Premises	Other
	leases	agreements
First year	855	406
Second year	803	233
Third year	754	189
Fourth year	754	196
Fifth year and thereafter	943	140

	4,109	1,164

Payments required under these agreements are charged to expense by the straight-line method over the periods of the respective leases.

Expenses recorded under these agreements for the years ended December 31, 2011, 2010, and 2009 were $1,519, $1,330, and $1,360, respectively.

C.            Indemnification agreement

The Parent entered into an indemnification agreement with its directors and officers and undertook to enter into the same agreement with future directors and officers, for losses incurred by a director or officer. Such indemnification amount is limited to the lesser of $2,000 or 25% of the Parent's shareholders' equity.

D.            Contingent Liabilities

On August 25, 2009, the Parent received a notice from the Petach Tikva Municipality claiming that random automatic wastewater sampling in proximity of its plant indicates high levels of metal concentrations which exceed the amounts permitted by law.  The Municipality requested explanations to such alleged violation and further informed the Parent that its environmental department has determined that it will initiate procedures against any plant that is not in compliance with the permitted concentrations.  On September 16, 2009, the Parent sent a letter to the Municipality explaining that the Parent has invested extensive funds and resources each year in order to comply with all environmental legal requirements.  The Parent further indicated that it has been engaged in several projects to reduce salt and metal concentrations in the plant's wastewater and that the Parent constantly updates its procedures with respect to environmental matters.  In addition, the Parent has proposed to collaborate with the Municipality and conduct mutual tests to ensure maximum possible protection of the environment. The Parent has not received any response from the Municipality to its letter dated September 16, 2009.

The Company has taken several measures to improve the concentration of hazardous minerals and metals in its affluent waste water and see positive results. If the Company is found to be in violation of environmental laws, it could be liable for damages, costs of remedial actions and a range of potential penalties, and could also be subject to revocation of permits necessary to conduct its business or any part thereof.  Any such liability or revocation could have a material adverse effect on its business, financial condition and results of operations.

On May 4, 2010, the Parent received legal notice from the Magistrate's Court that the Public Council for the Prevention of Noise and Pollution in Israel (the "Public Council") had filed a lawsuit against it and certain of its directors regarding several alleged environmental damages caused by the Parent with respect to its release of industrial waste water.  The Parent entered into discussions with the Public Council in an attempt to reach a settlement and on May 3, 2011, the Parent and its directors entered into a settlement agreement with the Public Council.  The settlement agreement recognizes the significant improvement in the quality of the Parent's wastewater and the contribution of the Public Council to this effort.  The Public Council undertook to not take any action (civil, criminal, or administrative) against the Parent or file any complaint with any regulatory agency regarding the matter for a one year period from the date on which the Court approves the settlement.  The Parent undertook to pay the Public Council NIS 75 ($22) (plus applicable V.A.T.) for its expenses.  On May 4, 2011, the Court approved the settlement agreement and the settlement was given the effect of a judgment.

Three lawsuits had been filed against the Parent by one employee and two former employees regarding personal injury that they allegedly had suffered during their employment with the Parent, seeking financial compensation of approximately $270 for past damages and an additional amount for future lost income, pain and suffering in such amount as the Court may determine. The Parent submitted the claims to its insurance company, which informed the Parent that it is reviewing the statement of claim without prejudicing its rights to deny coverage.

The Company did not accrue for any of the above contingencies in its Consolidated Financial Statements, since it believes that such claims will be covered by its insurance company.